Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2020
Prepaid expenses and other assets
Prepaid expenses and other assets

6.    Prepaid expenses and other assets

	As of December 31,
	2019	2020
	RMB	RMB	US$
Current:
Guarantee deposits (i)	99,785	100,609	15,419
Partner-operated service centers receivable	62,121	28,269	4,332
Prepaid rental and deposits	52,309	24,185	3,707
Prepayment for global position system	20,324	20,140	3,087
Deductible input VAT	16,824	17,693	2,712
Financial asset receivable	15,754	17,726	2,717
Amounts due from third-party payment platforms (ii)	36,160	7,759	1,189
Others	138,055	85,880	13,161
Total	441,332	302,261	46,324
Non-current:
Prepaid rental and deposits	11,836	14,515	2,225
Others	11,593	4,099	628
Total	23,429	18,614	2,853
(i)	Guarantee deposits are mainly deposits paid to institutional funding partners for cooperation with these funding partners.
(ii)	Amount due from third-party payment platforms are mainly restricted cash held by third-party payment platform that belong to the borrowers and online investors as of December 31, 2019 and 2020.